Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2022
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

NOTE 3:- BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Formula

a.	Acquisition of Shamrad Electronic (1997) Ltd (“Shamrad”)

On October 2, 2022, the Company directly acquired all of the share capital of Shamrad. Shamrad is an Israeli private company, engaged in the supply, integration and installation of computer communication infrastructures, announcement and alarm systems and electronic security systems. Shamrad represents several companies in the field of security: ATI systems – sirens, Garrett – Metal detectors, Kopp – Ferro Magnetic detectors for MRI rooms. The total consideration to be paid for the acquisition amounted to approximately NIS 9,412 (approximately $2,657), with NIS 7,065 (approximately $1,994) paid in cash, or approximately NIS 8,555 (approximately $2,415) net of acquired cash. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of Shamrad’s operations have been included in the consolidated financial statements since October 2022.

The following table summarizes the estimated fair values allocated to Shamrad’s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(404)
Other long-term assets	173
Liabilities in respect of business combinations	(662)
Backlog	837
Deferred tax liabilities, net	(140)
Goodwill	1,948

Total assets acquired net of acquired cash	$1,752

b.	Acquisition of ZAP Group Ltd. (“ZAP Group”)

On April 6, 2021 (the “Zap Group acquisition date”), the Company directly acquired 100% of the share capital of Zap Group, Israel’s largest group of consumer websites which manages more than 20 leading consumer websites from diverse content worlds. The websites managed and offered by Zap provide small and medium-sized businesses in Israel with a broad and rich advertising platform and offer consumers a user-friendly search experience with a variety of advanced tools, which enable them to make educated purchase decisions in the best and most informed way. The cash consideration paid at the closing amounted to approximately NIS 244,169 (approximately $74,350), or approximately NIS 216,172 (approximately $65,825) net of acquired cash. Moreover, the former shareholders of Zap Group are entitled to contingent consideration payments of up to NIS 60,000 (approximately $18,270) depending on the future results of operations of Zap Group during the first two years following the acquisition. The fair value of such contingent consideration, as of the acquisition date amounted to NIS 3,577 (or $ 1,089). For the year ended December 31, 2022, the fair value of such contingent consideration amounted to $0. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of Zap Group’s operations have been included in the consolidated financial statements since April 2021.

The following table summarizes as of the acquisition date the estimated consideration for the acquisition of Zap Group:

Cash consideration	$74,350
Acquisition date fair-value of contingent consideration	1,089

Total consideration	$75,439

The following table summarizes the estimated fair values allocated to Zap Group’s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(7,171)
Other long-term assets	8,735
Other long-term liabilities	(4,565)
Customer relationships	39,152
Trade names	8,642
Deferred tax liabilities	(10,984)
Non-controlling interests in acquiree’s subsidiary	(1,384)
Goodwill	33,400

Total assets acquired net of acquired cash	$65,825

ii.	Sapiens

Acquisition of I.T Cognitive Ltd (“Cognitive”):

On May 19, 2022, Sapiens completed the acquisition of 100% of the outstanding shares of Cognitive, an Israeli company which provides digital transformation solutions, for a total cash consideration of $3,466.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statements of statement of profit or loss.

The following table summarizes the estimated fair values allocated to Cognitive’ s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$116
Customer relations	345
Acquired technology	1,320
Deferred tax liabilities	(437)
Goodwill	2,122

Total assets acquired net of acquired cash	$3,466

iii.	Magic Software

a.	Acquisition of Appush Ltd. (formerly known as Vidstart Ltd.) (“Appush”)

On January 27, 2022, Magic Software acquired 50.1% of Appush Ltd. (formerly known as Vidstart Ltd.) (“Appush”), a provider of a video advertising platform that offers personalized automated methods and real-time smart optimization, helping its clients achieve high yields in the competitive digital ecosystem. According to the share purchase agreement, Magic Software is committed to purchase the remainder of Appush’s shares in two tranches: 30% on April 1, 2022 and 19.9% on April 1, 2023. Magic Software’s commitment to purchase all of the outstanding share capital of Appush as of the closing date was accounted for as a financial liability measured at fair value in the amount of $10,450. As of the closing date the estimated total consideration for the acquisition of all of the outstanding share capital of Appush amounted to $21,492, or approximately $19,944, net of acquired cash (of which $11,043 was paid in cash at closing, or approximately $9,495 net of acquired cash). The fair value of the financial liability referring to the purchase of the remaining 49.9% interest in Appush amounted as of December 31, 2022 to approximately $8,560.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. Appush’s results of operations have been included in the consolidated financial statements commencing January 27, 2022.

The following table summarizes the estimated fair values allocated to the Appush acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,047)
Customer relations	5,168
Acquired technology	2,276
Deferred tax liabilities	(1,713)
Liabilities in respect of business combinations	(10,450)
Goodwill	15,261

Total assets acquired, net of acquired cash	$9,495

b.	Acquisition of The Goodkind Group, LLC (“TGG”):

On August 23, 2022 (the “TGG Acquisition Date”), Magic Software acquired 100% of TGG’s outstanding share capital for a total consideration of $11,629 or approximately $11,482 net of acquired cash (of which approximately $7,993 was paid upon closing, or approximately $7,846 net of cash acquired). TGG provides permanent and temporary staffing services in various sectors including: Information Technology, Accounting & Finance, Digital Media, Marketing, Human Resource, Financial Services. With On-Site programs and sourcing models TGG solutions include functions which differ from standard staffing companies. TGG provides assistance in the areas of compensation design and development, employee opinion surveys, employment policies and practices, performance management, regulatory and compliance issues and succession planning.

The remainder constitutes a deferred payment payable in 2023 (approximately $2,765) and 2024 (approximately $870).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. TGG’s results of operations have been included in the consolidated financial statements since TGG Acquisition Date.

The following table summarizes the estimated fair values(1) allocated to the TGG acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$3,177
Customer relations	3,901
Liabilities in respect of business combinations	(3,635)
Goodwill	4,404

Total assets acquired, net of acquired cash	$7,847

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of TGG are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

c.	Acquisition of Intrabases SAS (“Intrabases”):

On July 1, 2022 (the “Intrabases Acquisition Date”), Magic Software acquired Intrabases SAS, a provider of IT professional services based in Nantes, France. The consideration for the transaction was comprised solely of cash in an amount of approximately $3,428, or approximately $2,981 net of acquired cash.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. Intrabases’ results of operations have been included in the consolidated financial statements since the Intrabases Acquisition Date.

The following table summarizes the estimated fair values allocated to the Intrabases acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$120
Acquired technology	429
Customer relations	1,145
Deferred tax liabilities	(520)
Goodwill	1,807

Total assets acquired, net of acquired cash	$2,981

d.	During 2022 Magic Software concluded two separate asset purchase agreements each meeting the definition of a “business” and as such were deemed as “business combinations” in accordance with IFRS 3. These aforementioned acquisitions were immaterial, both individually and in the aggregate. The total consideration paid for these acquisitions amounted to approximately $1,753. The estimated fair values allocated to customer relations, net of deferred tax liability and goodwill amounted to $1,163 and $898, respectively.

e.	Acquisition of EnableIT, LLC (“EnableIT”)

On April 1, 2021 (the “EnableIT Acquisition Date”), Magic Software completed the acquisition of all of the share capital of EnableIT, a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $6,000 (or $5,900 net of acquired cash) of which $4,000 was paid upon closing and the remaining $2,000 was paid in two equal installments: one in April 1, 2022 and the second and final one in April 1, 2023. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. EnableIT’s results of operations have been included in the consolidated financial statements since the EnableIT Acquisition Date

The following table summarizes the estimated fair values allocated to the EnableIT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(35)
Intangible assets	2,546
Other long-term assets	459
Other long-term liabilities	(1,171)
Goodwill	4,101

Total assets acquired, net of acquired cash	$5,900

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of EnableIT is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

f.	Acquisition of Menarva Ltd. (“Menrava”)

On April 1, 2021 (the “Menrava Acquisition Date”), Magic Software completed the acquisition of all of the share capital of Menarva, an Israeli-based services company which specializes in software solutions for non-profit organizations and the developer of Nativ, a proprietary comprehensive core system, based on Magic xpa, for management of rehabilitation centers for a total consideration of $5,595 (or $5,505 net of acquired cash), of which, $3,000 was paid upon closing). The remaining amount constitutes a contingent payment depending on the future operating results achieved by Menarva during 2021-2022. The fair value of the contingent consideration on the acquisition date amounted to $2,595. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The acquisition was accounted for according to the purchase method. Menrava’s results of operations were included in the consolidated financial statements of the Company commencing of the Menarva Acquisition Date.

The following table summarizes the estimated fair values allocated to the Menarva acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(129)
Customer relationships	2,750
Other long-term assets	194
Other long-term liabilities	(787)
Goodwill	3,477

Total assets acquired, net of acquired cash	$5,505

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of Menarva is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

g.	Acquisition of 9540 Y.G. Soft IT Ltd. (“Soft IT”)

On January 1, 2021 (the “SoftIT Acquistion Date”), Magic Software, through one of its Israeli subsidiaries, acquired 60% of the shares of Soft IT, an Israel-based services company which specializes in outsourcing of software development services, for a total consideration of up to $1,134 (or $843 net of acquired cash), of which $367 was paid upon closing, $256 was paid in July 2021, $257 was paid in April 2022 and with the remaining amount constitutes a contingent payment depending on the future operating results achieved by Soft IT. The fair value of the contingent consideration as of the acquisition date amounted to $510. In addition, both Magic Software and Soft IT’s minority shareholder hold mutual call and put options, respectively, for the remaining 40% interest. Thus, the noncontrolling interests were classified as redeemable noncontrolling interests. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. Soft IT’s results of operations were included in the consolidated financial statements of the Company commencing on the SoftIT Acquistion Date.

The following table summarizes the estimated fair values allocated to the Soft IT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(402)
Customer relationships	1,150
Deferred taxes	(264)
Redeemable non-controlling interests	(719)
Goodwill	967

Total assets acquired, net of acquired cash	$732

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of Soft IT is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

iv.	Matrix IT

a.	Sale of Infinity Labs R. & D. Ltd. (“Infinity”)

On April 24, 2022, Matrix IT concluded the sale of 45.2% of the issued and share capital of Infinity Labs R. & D. Ltd. (“Infinity”) for a total consideration of NIS 154,469 (approximately $46,165). Following the transaction Matrix IT’s remaining interest in Infinity’s outstanding share capital amounted to 4.9% of Infinity’s outstanding share capital. As a result of the transaction, the Company recognized a capital gain (before tax), in the amount of approximately NIS 148,102 (approximately $44,260), including NIS 16,745 (approximately $5,004) recorded with respect to the revaluation of the Matrix IT remaining share interest in Infinity. In accordance, as of the second quarter of 2022, Infinity’s financial results of operations were not consolidated in the Company’s financial statements and the remaining share interest of 4.9% in Infinity’s outstanding share capital was measured at fair value with subsequent changes in the fair value of the investment recognized in profit or loss.

b.	Acquisition of RDT Equipment and Systems (1993) Ltd., Asio Vision Ltd. and R.S.A. Test Systems Industry Ltd. (Collectively “RDT”)

On June 19, 2022, Matrix IT, through Matrix Integration and Infrastructure Ltd., Matrix IT’s wholly owned subsidiary, acquired all of the share capital of RDT for cash consideration of NIS 44,012 (approximately $12,720), or NIS 41,006 (approximately $11,851) net of acquired cash. As part of the purchase agreement, the sellers may be entitled to additional future consideration contingent upon RDT meeting certain future operating profit targets. As of the acquisition date, Matrix IT estimates the future value of the contingent consideration at NIS 14,751 (approximately $4,263). RDT provides services in the field of multimedia systems. RDT markets software solutions and systems for a wide range of technologies, including control and automation solutions, test and measurement equipment, advanced technological solutions for testing data communication, EMC products, radio frequency (RF) and microwaves components, and serves, among other things, as a representative in Israel for dozens of international software and hardware vendors. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. RDT’s results of operations were included in the consolidated financial statements of the Company commencing July 2022.

The following table summarizes the provisional estimated fair values (1) allocated to the RDT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$529
Inventories	2,513
Property, plant and equipment	669
Intangible assets	3,470
Deferred taxes	(115)
Credit from banks	(1,388)
Other long-term liabilities	(62)
Liabilities in respect of business combinations	(4,263)
Goodwill	10,498

Total assets acquired net of acquired cash	$11,851

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of RDT are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

c.	Acquisition of AVB Technologies Ltd. (“AVB Technologies”)

On October 5, 2021, Matrix IT, through Matrix Integration and Infrastructure Ltd., Matrix’s wholly owned subsidiary, acquired 60% of the share capital of AVB Technologies for cash consideration of NIS 4,626 (approximately $1,433), or NIS 4,068 (approximately $1,260) net of acquired cash. As part of the purchase agreement, the sellers may be entitled to additional future consideration contingent upon AVB Technologies meeting certain future operating profit targets. As of the acquisition date, Matrix IT estimated the future value of the contingent consideration at NIS 2,063 (approximately $639). AVB Technologies provides services in the field of multimedia systems. AVB Technologies’ services vary from constructing multimedia systems for meeting rooms to video conference rooms, state of the art digital display solutions, video walls, command and control management rooms, advanced audio solutions and advanced display solutions. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. AVB Technologies’ results of operations were included in the consolidated financial statements of the Company commencing October 2021.

The following table summarizes the estimated fair values allocated to AVB Technologies’ acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$234
Other long-term assets	100
Intangible assets	972
Deferred taxes	(224)
Other long-term liabilities	(1,094)
Non-controlling interests	(320)
Goodwill	1,592

Total assets acquired net of acquired cash	$1,260

d.	Acquisition of I.T.D. Group Ltd. (“I.T.D. Group”)

On April 29, 2021, Matrix IT acquired 75% of the share capital of the I.T.D. Group for cash consideration of NIS 5,750 (approximately $1,771) or NIS 4,141 net of acquired cash (approximately $1,276). As part of the purchase agreement, the sellers may still be entitled to future additional consideration contingent upon I.T.D. Group achieving certain future operating profit targets. As of the acquisition date, Matrix IT estimates the future value of the contingent consideration at NIS 223 (approximately $69). Matrix IT also holds a future call option to purchase the remaining 25% of I.T.D. Group’s share capital. I.T.D. Group is a leading provider of software development, regulation and cybersecurity services for the healthcare industry in Israel, assisting companies to: design and develop innovative solutions, services, and desktop, mobile, and cloud-based apps; ensure rock-solid cybersecurity and privacy in compliance with HIPAA/GDPR standards; and manage FDA/CE submissions. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. I.T.D Group’s results of operations were included in the consolidated financial statements of the Company commencing May 2021.

The following table summarizes the estimated fair values allocated to I.T.D Group’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$98
Other long-term assets	179
Intangible assets	901
Deferred taxes	(207)
Liabilities in respect of business combination	(818)
Other long-term liabilities	(137)
Redeemable non-controlling interests	(145)
Goodwill	1,405

Total assets acquired net of acquired cash	$1,276

e.	Acquisition of SQ Service Quality Ltd. (“SQ Service Quality”)

On April 5, 2021, Babcom Centers Ltd., a subsidiary of Matrix IT, acquired 60% of the share capital of SQ Service Quality for cash consideration of NIS 4,043 (approximately $1,218) or NIS 2,734 net of acquired cash (approximately $822). As part of the purchase agreement, the sellers may still be entitled to future additional consideration contingent upon SQ Service Quality achieving certain future operating profit targets. Matrix IT and SQ Service Quality’s minority shareholder hold mutual call and put options for the remaining 40% interest in SQ Service Quality. SQ Service Quality has been active for more than a decade and it accompanies organizations and companies in service quality improvement processes. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. SQ Service Quality’s results of operations were included in the consolidated financial statements of the Company commencing April 2021.

The following table summarizes the estimated fair values allocated to the SQ Service Quality acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$84
Other long-term assets	63
Intangible assets	431
Deferred taxes	(99)
Other long-term liabilities	(3)
Redeemable non-controlling interests	(555)
Goodwill	901

Total assets acquired net of acquired cash	$822

f.	Acquisition of A.A Engineering Ltd. (“A.A Engineering”)

On April 5, 2021, Dana Engineering Ltd. (a subsidiary of Matrix IT), acquired 75% of the share capital of A.A Engineering for NIS 10,490 (approximately $3,160) or NIS 9,289 net of acquired cash (approximately $2,797). As part of the purchase agreement, the sellers may be entitled to future additional consideration contingent upon A.A Engineering achieving certain future operating profit targets. As of the acquisition date, Matrix IT estimates the future value of the contingent consideration at NIS 474 (approximately $143). Matrix IT holds a call option for the remaining 25% share interest in A.A Engineering. Since 1973, A.A Engineering specializes in planning, management, coordination and supervision work in civil engineering projects serving a wide range of customers, both from institutions and public bodies and from leading companies in the Israeli economy.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. A.A Engineering’s results of operations were included in the consolidated financial statements of the Company commencing April 2021.

The following table summarizes the estimated fair values allocated to A.A Engineering’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$389
Other long-term assets	104
Intangible assets	1,139
Deferred taxes	(262)
Other long-term liabilities	(260)
Non-controlling interests	(527)
Goodwill	2,214

Total assets acquired net of acquired cash	$2,797

FORMULA SYSTEMS (1985) LTD.

v.	Michpal

a.	Acquisition of Formally Smart Form System Ltd. (“Formally”)

On February 16, 2022, Michpal acquired 70% of the share capital of Formally, for a total consideration of NIS 44,833 (approximately $14,415) or NIS 43,768 (approximately $14,073) net of acquired cash. Michpal and the seller hold mutual call and put options, respectively, for the remaining 30% share interest in Formally. The options can be exercised during every year starting from January 1, 2023 in 3 equal portions of 10% each and for a period of 3 years thereafter (i.e. 10% of Formally’s outstanding share capital as of 1.1.23 and for a period of 3 years thereafter; 10% as of 1.1.24 and for a period of 3 years thereafter and 10% as of 1.1.24 and for a period of 3 years thereafter).The fair value of the put option measured on the acquisition date amounted to NIS 6,104 (approximately $1,936). Formally is an Israeli-based company and the creator of Formally Smart Form platform – a central server platform for managing knowledge and work processes, and for producing digital forms combined with a legally-binding eSignature technology allowing customers to create impressive documents in minutes and get them signed in a snap. Formally offers a variety of proprietary computerized and advanced tools for managing business processes trusted by Israel’s largest financial, banking, and insurance enterprises. Its “no-code” platform, allows to convert outdated forms into a digital process for any company freeing IT teams from ongoing maintenance issues and enables employees across the organization to deliver new digital products quickly and efficiently. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Formally’s results of operations were included in the consolidated financial statements of the Company commencing February 16, 2022.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilites excluding cash acquired	$(521)
Other long-term assets	82
Acquired technology	2,468
Customer relations	6,727
Deferred tax liabilities	(2,008)
Other long-term liabilities	(548)
Non-controlling interests	(1,963)
Goodwill	9,836

Total assets acquired net of acquired cash	$14,073

vi.	ZAP Group:

a.	Acquisition of N.C Marketing and Advertising Ltd. (“Safra digital marketing”) and Marcomit Ltd. (“Marcomit”)

During December 2022, Zap Group concluded the acquisition of 51% of the outstanding share capital of N.C Marketing and Advertising Ltd. (also known as “Safra digital marketing”) and 51% of the outstanding share capital of Marcomit Ltd. (“Marcomit”). Safra digital marketing is an Israeli company specializing in social media services including Facebook, Instagram and Tik-tok. Marcomit is an Israeli company specializing in digital branding for large enterprises including advanced branding materials for media and digital advertising.

The total consideration paid for these acquisitions amounted to approximately $3,532, or $2,819 net of acquired cash. As part of the purchase agreements, the sellers of Safra digital marketing and Marcomit may be entitled to additional future consideration contingent upon meeting certain future operating profit targets. The fair value of such contingent considerations, as of the acquisition dates, amounted to $708. In addition, Zap and the minority shareholders of Safra digital marketing and Marcomit hold mutual call and put options for the remaining 49% interest. The fair value of the put options measured on the acquisition date amounted to approximately $4,021. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of operations of Safra digital marketing and Marcomit have been included in the consolidated financial statements since their respective acquisition dates. The provisional estimated fair values allocated to customer relations, net of deferred tax liability and goodwill, amounted to $2,745 and $1,891, respectively.

b.	Acquisition of the remaining rights in Winhelp Ofran partnership

In February 2022, Zap Group acquired 49.9% of the rights in its controlled partnership, Winhelp Ofran, a provider of digital advertising solutions for domestic travel businesses in Israel, for consideration of NIS 11,000 (approximately $3,537), pursuant to which, Zap Group owns the entire rights in Winhelp Ofran partnership.

vii.	Insync Staffing:

On December 12, 2022, Insync Staffing acquired all of the outstanding share capital of Bear Staffing Services Corporation (“Bear Staffing”), a corporation duly organized under the laws of the State of Florida, for a total consideration of $7,737 (excluding $8,646 of acquired cash) with $5,276 paid in cash at closing, $589 paid in March 2023 and deferred payments of $957 and $915, respectively due on the first and second anniversaries of the closing date. Bear Staffing Corporation is a staffing agency providing talent for industries such as manufacturing, distribution, and call centers. Since its inception, Bear Staffing Corporation has provided more than 50,000 employees to over 2,000 employers across the United States. Leveraging leading-edge recruiting technology and their recruiting model, Bear Staffing has been able to find, attract, place, and retain talent for their clients nationwide. As a staffing agency that specializes in high-volume industries and skill sets, Bear Staffing’s objective is to provide targeted and efficient staffing solutions to meet the specific needs of its clients.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Bear Staffing’s results of operations were included in the consolidated financial statements of the Company commencing December 12, 2022.

The following table summarizes the provisional estimated fair values (1) of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$11
Customer relations	1,969
Dividend to former shareholder	(7,327)
Liabilities due to acquisitions	(2,461)
Goodwill	4,438

Total assets acquired net of acquired cash	$(3,370)

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of Bear Staffing are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.